TAXATION (Schedule of Income Taxes Expenses Included in Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current taxes	$ 1,224	$ 836	$ 552
Deferred taxes	81	6	14
Taxes with respect to previous years	138	401	20
Total	$ 1,443	$ 1,243	$ 586